4. LOANS AND ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Dec. 31, 2016
Loans And Allowance For Loan Losses Tables
Summary of loans
	December 31,
(in thousands)	2016	2015
Construction and land development	$79,738	$64,702
Commercial real estate:
Non-farm, non-residential	365,569	307,722
Owner occupied	186,892	147,017
Multifamily, nonresidential and junior liens	89,191	79,170
Total commercial real estate	641,652	533,909
Consumer real estate:
Home equity lines	87,489	78,943
Secured by 1-4 family residential, secured by first deeds of trust	195,343	167,053
Secured by 1-4 family residential, secured by second deeds of trust	4,289	3,711
Total consumer real estate	287,121	249,707
Commercial and industrial loans (except those secured by real estate)	170,709	153,669
Consumer and other	11,542	13,539
Total loans	1,190,762	1,015,526
Deferred loan (fees) costs	518	630
Allowance for loan losses	(7,909)	(7,641)
Net loans	$1,183,371	$1,008,515

	December 31,
(in thousands)	2016	2015
Construction and land development:
Land	$12,595	$16,026
Residential	36,253	29,864
Commercial	30,890	18,812
Total construction and land development	$79,738	$64,702

Commercial real estate:
Non-farm, non-residential:
Office	$108,228	$92,991
Industrial	36,264	38,518
Hotel/motel	28,453	18,935
Retail	165,434	135,200
Special purpose/Other	27,190	22,078
	365,569	307,722
Owner occupied :
Office	60,500	51,775
Industrial	46,876	40,337
Retail	31,085	12,157
Special purpose/Other	48,431	42,748
	186,892	147,017

Multifamily, nonresidential and junior liens	89,191	79,170
Total commercial real estate	$641,652	$533,909

Changes in the allowance for loan losses
				Commercial
				& Industrial
	Construction		Consumer	Loans Not
	and Land	Commercial	Real	Secured By	Consumer	Total
(In thousands)	Development	Real Estate	Estate	Real Estate	& Other	Loans
2016
Balance at beginning of the year	$509	$3,156	$2,046	$1,786	$144	$7,641
Provision for loan losses	(326)	492	(153)	656	(78)	591
Loans charged off	—	(27)	—	(927)	—	(954)
Recoveries	303	98	7	213	10	631
Net (chargeoffs) recoveries	303	71	7	(714)	10	(323)
Balance at end of the year	$486	$3,719	$1,900	$1,728	$76	$7,909

2015
Balance at beginning of the year	$960	$2,510	$1,594	$1,662	$143	$6,869
Provision for loan losses	(510)	902	408	(51)	1	750
Loans charged off	(14)	(275)	—	—	—	(289)
Recoveries	73	19	44	175	—	311
Net (chargeoffs) recoveries	59	(256)	44	175	—	22
Balance at end of the year	$509	$3,156	$2,046	$1,786	$144	$7,641

2014
Balance at beginning of the year	$2,021	$1,184	$1,540	$2,150	$44	$6,939
Provision for loan losses	(317)	1,287	104	(635)	99	538
Loans charged off	(898)	(1)	(64)	(99)	—	(1,062)
Recoveries	154	40	14	246	—	454
Net (chargeoffs) recoveries	(744)	39	(50)	147	—	(608)
Balance at end of the year	$960	$2,510	$1,594	$1,662	$143	$6,869

Allowance for loan losses
				Commercial
				& Industrial
	Construction		Consumer	Loans Not
	and Land	Commercial	Real	Secured By	Consumer	Total
(in thousands)	Development	Real Estate	Estate	Real Estate	& Other	Loans
December 31, 2016
Allowance for Loan Losses:
Individually evaluated for impairment	$—	$—	$223	$286	$—	$509
Collectively evaluated for impairment	486	3,719	1,677	1,442	76	7,400
Total ending allowance	$486	$3,719	$1,900	$1,728	$76	$7,909

Loans:
Individually evaluated for impairment	$125	$836	$1,121	$1,139	$—	$3,221
Collectively evaluated for impairment	79,613	640,816	286,000	169,570	11,542	1,187,541
Total ending loans	$79,738	$641,652	$287,121	$170,709	$11,542	$1,190,762

December 31, 2015
Allowance for Loan Losses:
Individually evaluated for impairment	$4	$72	$115	$297	$21	$509
Collectively evaluated for impairment	505	3,084	1,931	1,489	123	7,132
Total ending allowance	$509	$3,156	$2,046	$1,786	$144	$7,641

Loans:
Individually evaluated for impairment	$238	$2,619	$411	$602	$21	$3,891
Collectively evaluated for impairment	64,464	531,290	249,296	153,067	13,518	1,011,635
Total ending loans	$64,702	$533,909	$249,707	$153,669	$13,539	$1,015,526

Performing and nonperforming TDRs
	December 31,
(in thousands)	2016	2015
Performing TDRs:
Commercial real estate	$520	$2,220
Consumer real estate	338	346
Commercial and industrial loans	297	47
Total performing TDRs	1,155	2,613

Nonperforming TDRs:
Construction and land development	125	104
Consumer real estate	58	65
Consumer and other	—	21
Total nonperformingTDRs	183	190
Total TDRs	$1,338	$2,803

Impaired loans
		Unpaid
		Contractual
(in thousands)	Recorded	Principal	Allocated
December 31, 2016	Investment	Balance	Allowance
Loans without a specific valuation allowance:
Construction and land development	$125	$195	$-
Commercial real estate	836	836	-
Loans with a specific valuation allowance:
Consumer real estate	1,121	1,152	223
Commercial and industrial loans (except
those secured by real estate)	1,139	1,382	286
Total	$3,221	$3,565	$509

		Unpaid
		Contractual
(in thousands)	Recorded	Principal	Allocated
December 31, 2015	Investment	Balance	Allowance
Loans without a specific valuation allowance:
Construction and land development	$234	$397	$—
Commercial real estate	2,220	2,319	—
Loans with a specific valuation allowance:
Construction and land development	4	29	4
Commercial real estate	399	480	72
Consumer real estate	411	474	115
Commercial and industrial loans (except
those secured by real estate)	602	895	297
Consumer and other	21	26	21
Total	$3,891	$4,620	$509

Average recorded investment balance of impaired loans
	2016		2015
	Average	Interest	Average	Interest
(in thousands)	Balance	Income	Balance	Income
Construction and land development	$156	$—	$285	$1
Commercial real estate	1,244	46	5,241	181
Consumer real estate	629	26	728	26
Commercial and industrial loans	1,594	62	642	24
Consumer and other	9	—	23	—
	$3,632	$134	$6,919	$232

Non-accrual loans
	Nonaccrual
(in thousands)	2016	2015
Construction and land development	$125	$238
Consumer real estate	783	65
Commercial and industrial loans	60	189
Consumer and other	—	21
Total	$968	$513

Age analysis of past due loans, by loan type
			Greater
	30 - 59	60 - 89	than 90
	Days	Days	Days		Total
(in thousands)	Past	Past	Past	Non-	Past		Total
December 31, 2016	Due	Due	Due	Accrual	Due	Current	Loans
Construction and land development	$	$	$	$125	$125	$79,613	$79,738
Commercial real estate	-	-	-	-	-	641,652	641,652
Consumer real estate	-	-	-	783	783	286,338	287,121
Commercial and industrial loans	-	-	-	60	60	170,649	170,709
Consumer and other	-	-	-	-	-	11,542	11,542
Total	$-	$-	$-	$968	$968	$1,189,794	$1,190,762

			Greater
	30 - 59	60 - 89	than 90
	Days	Days	Days		Total
(in thousands)	Past	Past	Past	Non-	Past		Total
December 31, 2015	Due	Due	Due	Accrual	Due	Current	Loans
Construction and land development	$	$	$	$238	$238	$64,464	$64,702
Commercial real estate	-	-	-	-	-	533,909	533,909
Consumer real estate	-	-	-	65	65	249,642	249,707
Commercial and industrial loans	-	-	-	189	189	153,480	153,669
Consumer and other	-	-	-	21	21	13,518	13,539
Total	$-	$-	$-	$513	$513	$1,015,013	$1,015,526

Credit risk profile of each loan type based on internally assigned risk grade

	Risk Grade
(in thousands)		1	2	3	4	5	6	7	Total
December 31, 2016
Construction and land development	$		$1,005	$911	$22,901	$54,601	$195	$125	$79,738
Commercial real estate		-	539	223,459	311,711	87,443	18,500	-	641,652
Consumer real estate		50	19,247	130,748	102,137	33,013	1,143	783	287,121
Commercial and industrial loans		2,133	1,525	32,304	104,019	29,035	556	1,137	170,709
Consumer and other		1,160	730	1,086	7,392	1,174	-	-	11,542
Total		$3,343	$23,046	$388,508	$548,160	$205,266	$20,394	$2,045	$1,190,762

	Risk Grade
(in thousands)	1	2	3	4	5	6		7	Total
December 31, 2015
Construction and land development	$26	$200	$2,545	$14,318	$47,133	$242	$		$64,464
Commercial real estate	-	619	195,935	243,771	87,492	3,473		-	531,290
Consumer real estate	53	10,933	111,123	92,127	34,346	714		-	249,296
Commercial and industrial loans	2,168	1,909	24,675	96,900	26,802	612		-	153,066
Consumer and other	980	1,069	960	8,392	1,936	182		-	13,519
Total	$3,227	$14,730	$335,238	$455,508	$197,709	$5,223		$-	$1,011,635